Angel Oak Mortgage Trust I 2019-3 ABS-15G

Exhibit 99.11

Client Name:
Client Project Name:	AOMT 2019-3
Start - End Dates:	1/4/2019 - 4/26/2019
Deal Loan Count:	472

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	4
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	5
Credit	Terms/Guidelines	CRDTER881	Minimum square footage does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	12
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	3
Credit	Credit/Mtg History	CRDCRMH121	Bankruptcy history does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	4
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	3
Credit	Credit/Mtg History	CRDCRMH279	Credit Score Less than 500	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	6
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	1
Credit	LTV/CLTV	CRDLTV141	LTV Exception >5% and <10%	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	8
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Income/Employment	CRDINC128	Ability to repay not demonstrated	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Application	CRDAPP131	Occupancy status not supported by file documentation	1
Credit	Assets	CRDAST115	Cash reserves do not meet guidelines	2
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	12
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Property	PRVAPROP871	Property Location unacceptable under guidelines	1
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM2908	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Residual income analysis does not meet client guidelines	1
Compliance	Texas Home Equity	CMPTXHE101	TX Equity - Urban, Suburban Property; Acreage > 10 acres	1
Total				83

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.